                                                      '33 Act File No. 333-40455
                                                      '40 Act File No. 811-08495

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 5, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Post-Effective Amendment No. 71                                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 72                                                       [X]

                        (Check appropriate box or boxes)

                              GARTMORE MUTUAL FUNDS


                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                -------------------------------------------------
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300
                                                           --------------

                                           Send Copies of Communications to:
JAMES BERNSTEIN, ESQ.                      BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD                            STRADLEY RONON STEVENS AND YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428           2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)    PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] on [date] pursuant to paragraph (b)

         [X] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on February 28 pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A includes the prospectus for the NorthPointe Small Cap Growth Fund and the NorthPointe Small Cap Value Fund.

This Amendment is being filed under Rule 485(a) for the purpose of updating the Funds' prospectus.

NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund

Prospectus

February 28, 2005


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS

INTRODUCTION...................................................................0

FUND SUMMARY...................................................................0
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MANAGEMENT.....................................................................0
Investment Adviser
Subadviser
Portfolio Managers
Past Performance of the Senior Portfolio Manager

BUYING, SELLING AND EXCHANGING FUND SHARES.....................................0
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Excessive Trading

DISTRIBUTIONS AND TAXES........................................................0
Distributions of Income Dividends
Distributions of Capital Gains
"Buying a Dividend"
Reinvesting Distributions
Backup Withholding
Tax Status for Retirement Plans and Other Tax-Deferred Accounts
Selling and Exchanging Fund Shares
Other Tax Information

ADDITIONAL INFORMATION................................................Back Cover

INTRODUCTION

This prospectus provides information about the NorthPointe Small Cap Growth Fund and the NorthPointe Small Cap Value Fund (individually, "Fund" and collectively, "Funds"), a series of Gartmore Mutual Funds (the "Trust"). The following section summarizes key information about the Funds, including information regarding their investment objectives, principal strategies, principal risks, performance and fees. The Funds' investment objectives can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. "You" and "your" refer to potential investors and current shareholders of the Funds.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that the Funds will meet their objectives or that the Funds' performance will be positive for any period of time.

TEMPORARY INVESTMENTS
Generally the Funds will be fully invested in accordance with their investment objectives and strategies. However, pending investment of cash balances, or if the Funds' subadviser, NorthPointe Capital, LLC, believes that business, economic, political or financial conditions warrant, the Funds may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Portfolio may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which a Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

A QUICK NOTE ABOUT SHARE CLASSES

The NorthPointe Small Cap Growth Fund offers the following share classes:

o  Class A
o  Class B
o  Class C
o  Class R
o  Institutional Service Class
o  Institutional Class

However, as of the date of this prospectus, only the Institutional share class is being offered to investors.

The NorthPointe Small Cap Value Fund offers Institutional Class shares only.

The fees, sales charges and expenses for each share class are different, but each share class of each Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that is right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares--Choosing a Share Class" beginning on page 0.

FUND SUMMARY--NORTHPOINTE SMALL CAP GROWTH FUND

OBJECTIVE AND PRINCIPAL STRATEGIES
The Fund seeks long-term capital appreciation.

The Fund's investment adviser, Gartmore Mutual Fund Capital Trust ("GMF"), has selected NorthPointe Capital LLC as the subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund pursues its investment objective by investing, under normal conditions, at least 80% of its net assets in equity securities issued by small capitalization companies. Small capitalization companies are those whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R) Index(1). The Russell 2000, published by the Frank Russell Company, is an index consisting of approximately 2,000 companies known as "small cap" companies which have small market capitalizations relative to the market capitalizations of other U.S. companies. As of June 30, 2004, the market capitalizations of companies in the Russell 2000 ranged from $0.1 billion to $1.9 billion. Due to market fluctuations and the index's annual reconstitution, the market capitalization of the companies within the Russell 2000 Index may, at any given time, be higher or lower.

(1) The Russell 2000(R) Index is a registered service mark of The Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

The Fund invests primarily in small capitalization stocks of U.S. companies, primarily common stock, that are undiscovered, emerging growth companies in an attempt to provide investor with potentially higher returns than a fund that invests primarily in larger, more established companies. Smaller capitalization companies are often undiscovered for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation.

In analyzing specific companies for possible investment, the Fund's subadviser ordinarily looks for several of the following characteristics:

o   Development of new products, technologies or markets;
o   High quality balance sheet;
o   Above average earnings growth;
o   Attractive valuation; and
o   Strong management team.

Although the Fund looks for companies with the potential for strong earnings growth rates, some of the Fund's investments may be in companies that are experiencing losses. There is no limit on the length of operating history for the companies in which the Fund may invest.

The subadviser considers whether to sell a particular security based on the following criteria:

o   Change in company fundamentals from the time of original investment;
o When the valuation measures deteriorate to where other attractive stocks are available more cheaply;
o   Financial stability weakens;
o   Management's actions are not in the shareholders' best interests; and
o   When market capitalization reaches twice the portfolio buying range.

The Fund may invest without limit in initial public offerings ("IPOs") of small capitalization companies, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

In making decisions on whether to buy or sell a security, the subadviser is not limited by the turnover rate of the Fund's portfolio. The subadviser may participate in frequent portfolio transactions, which will lead to higher transaction costs and may lead to additional tax consequences, if the subadviser believes that either the long- or short-term benefits of frequent portfolio trading outweigh such costs.

The Fund may also engage in securities lending in order to generate additional income for the Fund.

PRINCIPAL RISKS
Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be affected in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. The Fund's investments in smaller companies may be riskier than investments in larger, more established companies and they may involve a greater risk of loss of some or all of the Fund's investment. The stocks of small capitalization companies are usually less stable in price, especially over the short-term, and are less liquid than the stocks of larger companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions.

In addition, small cap companies may:

o   Lack depth of management
o   Lack a proven track record
o   Be unable to generate funds necessary for growth or development
o Be developing or marketing new products or services for which markets are not yet established and may never become established
o   Market products or services which may become quickly obsolete.

Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of all or part of the securities held by the Fund if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate will result in higher transaction costs for the Fund and may increase volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of common stock of the company multiplied by the current share price.

IPO RISK. The Fund may also purchase securities of companies in IPOs. An IPO is a company's first offering of stock to the public. The prices of securities purchased in IPOs can be very volatile and carry high transaction costs. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. The Fund may lose all or a portion of its investment in an IPO. Investing in an IPO can have a magnified impact on performance, especially if the Fund has a relatively small asset base. However, if the Fund's asset base increases, IPOs may have a diminished effect on the Fund's performance.

Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices for IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs may be sold within 12 months of the purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

The Statement of Additional Information ("SAI") contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

PERFORMANCE
No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

Shareholder Fees            Class A       Class B       Class C      Class R       Institutional   Institutional
(Paid directly from your    Shares        Shares        Shares       Shares        Service         Class
investment)(1)                                                                     Class
Maximum Sales Charge        5.75%(2)      None          None         None          None            None
(Load) imposed upon
purchases (as a
percentage of offering
price)
Maximum Deferred Sales      None(3)       5.00%(4)      1.00%(5)     None          None            None
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)
Redemption/Exchange Fee     2.00%         2.00%         2.00%        2.00%         2.00%           2.00%
(as percentage of amount
redeemed or exchanged)(6)
Fee applied to              90 days       90 days       90 days      90 days       90 days         90 days after
redemptions/exchanges       after         after         after        after         after           redemption
within                      redemption    redemption    redemption   redemption    redemption
Annual Fund Operating
Expenses
(Deducted from Fund
assets)(1)
Management Fees             0.95%         0.95%         0.95%        0.95%         0.95%           0.95%
Distribution and/or         0.25%         1.00%         1.00%        0.40%(7)      None            None
Service (12b-1) Fees
Other Expenses(8)           0.31%         0.16%         0.16%        0.36%         0.31%           0.16%
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND           1.51%         2.11%         2.11%        1.71%         1.26%           1.11%
OPERATING EXPENSES8
Amount of Fee               0.01%         0.01%         0.01%        0.01%         0.01%           0.01%
Waivers/Expense
Reimbursements
NET EXPENSES AFTER          1.50%         2.10%         2.10%        1.70%         1.25%           1.10%
WAIVERS/
REIMBURSEMENTS(9)
--------------------------------------------------------------------------------------------------------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-End Sales Charges-Class A Shares" on page 00.

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a front-end sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
    (CDSC) on Class A, Class B and Class C shares" on page 00, and "Buying, Selling and Exchanging Fund Shares-Buying Shares--Class A Purchases Not Subject to a Sales Charge" on page 00.

(4) ACDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
    (CDSC) on Class A, Class B and Class C shares" beginning on page 00.

(5) ACDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 00.

(6) This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied in other circumstances. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 00.

(7) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.

(8) As a new fund, these are estimates for the current fiscal year ending October 31, 2004. These estimates do not take into account the expense limitation agreement between the Trust, on behalf of the Fund, and GMF.

(9) NorthPointe, the Fund's subadviser, and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative service fees) from exceeding 1.10% for each class of the Fund at least through September 30, 2005. If the maximum amount of the Rule12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 1.50% for Class A, 1.70% for Class R and 1.25% for Institutional Service Class shares of the Fund before GMF would be required to further limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE
This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 Year    3 Years
                                               ---------------------
           Class A Shares*                          [  ]       [  ]
                                               ---------------------
           Class B Shares                           [  ]       [  ]
                                               ---------------------
           Class C Shares                           [  ]       [  ]
                                               ---------------------
           Class R Shares                           [  ]       [  ]
                                               ---------------------
           Institutional Service Class              [  ]       [  ]
           Shares
                                               ---------------------
           Institutional Class Shares               [  ]       [  ]


You would pay the following expenses on the same investment if you did not sell your shares:**

                                                   1 Year     3 Years
           ----------------------------------------------------------
           Class B shares                           [ ]         [ ]
           ----------------------------------------------------------
           Class C shares                           [ ]         [ ]


 *Assumes a CDSC will not apply.
**Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more). Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

FUND SUMMARY--NORTHPOINTE SMALL CAP VALUE FUND

OBJECTIVE AND PRINCIPAL STRATEGIES
The Fund seeks long-term capital appreciation through investment in common stocks or their equivalents.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of common stock of the company multiplied by the current share price.

The Fund's investment adviser, Gartmore Mutual Fund Capital Trust ("GMF"), has selected NorthPointe Capital LLC as the subadviser to manage the Fund's portfolio on a day to day basis. The Fund pursues its investment objective by investing, under normal conditions, at least 80% of its net assets in equity securities issued by small capitalization companies. Small capitalization companies are those whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R) Index(1) ("Russell 2000"). The Russell 2000, published by the Frank Russell Company, is an index consisting of approximately 2,000 companies, known as "small cap" companies, which have small market capitalizations relative to the market capitalizations of other U.S. companies. As of January 31, 2004, the market capitalizations of companies in the Russell 2000 ranged from $22 million to $2.7 billion. Due to market fluctuations and the index's annual reconstitution, the market capitalization of the companies within the Russell 2000 Index may, at any given time, be higher or lower.

The Fund invests primarily in stocks of U.S. and foreign companies, which it considers to be "value" companies. These companies have good earnings growth potential and the Fund's subadviser believes that the market has undervalued them. The Fund will also invest in stocks that are not well recognized and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which the subadviser believes have favorable prospects for recovery).

(1) The Russell 2000(R) Index is a registered service mark of The Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.
(2) Smaller capitalization companies are often undervalued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation.

In addition to investing in small cap companies, the Fund may also invest in larger capitalization companies and in real estate investment trusts ("REITs").

The subadviser considers selling a security if there are more attractive securities available, if the business environment is changing, if the price fits the subadviser's price target or to control the overall risk of the portfolio. In making decisions on whether to buy or sell a security, the subadviser is not limited by the turnover rate of the Fund's portfolio. The subadviser may engage in frequent portfolio transactions, which will lead to higher transaction costs and may lead to additional tax consequences.

The Fund may also engage in securities lending in order to generate additional income for the Fund.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS
Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be affected in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. Generally, investments in smaller companies involve greater risks, including risk of loss of some or all of the investment, than investments in larger and more established companies. In addition, the securities of small companies historically have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. Certain small cap companies in which the Fund invests may be in the technology and biotechnology industries. Small cap companies in these industries may be especially subject to abrupt or erratic price movements.

In addition, small cap companies may:

o   Lack depth of management
o   Lack a proven track record
o   Be unable to generate funds necessary for growth or development
o Be developing or marketing new products or services for which markets are not yet established and may never become established
o   Market products or services which may become quickly obsolete.

Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

SPECIAL SITUATION COMPANIES RISK. Special situation companies are companies which may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

FOREIGN RISK. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money.

o COUNTRY -- General securities market movements in any country in which the Fund has investments are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

o FOREIGN MARKETS -- The Fund is subject to the risk that there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for the Fund to buy and sell certain foreign securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often may be higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

o GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNT STANDARDS -- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investorsthe way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Fund's portfolio managers to completely and accurately determine a company's financial condition.

o CURRENCY -- Some of the Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns as well as a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

PRINCIPAL INVESTMENTS AND TECHNIQUES
The Fund may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments. These techniques are subject to certain risks. The Statement of Additional Information ("SAI") contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

WARRANTS. A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

REITS. Real estate investment trusts ("REITs") are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REIT's are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code.
REITs involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate, possible lack of availability of mortgage funds, and extended vacancies of properties. Mortgage REITs are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated and the proceeds must be reinvested at an interest rate which may be lower than that of the original mortgage-backed securities.

PERFORMANCE
The following bar chart and table shows two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis. The table shows the Fund's average annual total returns on a before-tax and after-tax basis for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL RETURNS--INSTITUTIONAL CLASS SHARES * (YEARS ENDED DECEMBER 31)

BAR CHART

Best Quarter:

Worst Quarter:

* This annual return does not reflect the effect of taxes.

-------------------------------------------------------------------------------------------- -------------- -------------------
Average annual returns(1) - as of December 31, 2004                                          1 Year          Since Inception(2)
-------------------------------------------------------------------------------------------- -------------- -------------------
Institutional Class shares--Before Taxes                                                               [  ]                [  ]
-------------------------------------------------------------------------------------------- -------------- -------------------
Institutional Class shares--After Taxes on Distributions                                               [  ]                [  ]
-------------------------------------------------------------------------------------------- -------------- -------------------
Institutional Class shares--After Taxes on Distributions and Sale of Shares                            [  ]                [  ]
-------------------------------------------------------------------------------------------- -------------- -------------------
Russell 2000(R) Index(3)                                                                               [  ]                [  ]
-------------------------------------------------------------------------------------------- -------------- -------------------

(1) These returns reflect performance after expenses are deducted. The Fund does not impose sales charges.

(2) The Fund began operations on June 29, 2000.

(3) The Russell 2000(R) Index is an unmanaged index that measures the performance of smaller U.S. companies. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding the Institutional Class shares of the Fund.

-------------------------------------------------------------- -----------------
Shareholder Fees (paid directly from your investment)                      None
-------------------------------------------------------------- -----------------
Annual Fund Operating Expenses (deducted from Fund assets)
-------------------------------------------------------------- -----------------
Management Fees                                                           0.85%
-------------------------------------------------------------- -----------------
Distribution and/or Service (12b-1) Fees                                   None
-------------------------------------------------------------- -----------------
Other Expenses                                                            [  ]%
-------------------------------------------------------------- -----------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      [  ]%
-------------------------------------------------------------- -----------------
Amount of Fee Waivers/Expense Reimbursements                              [  ]%
-------------------------------------------------------------- -----------------
NET EXPENSES AFTER WAIVERS/REIMBURSEMENTS(1)                              [  ]%
-------------------------------------------------------------- -----------------

(1) GMF, the Fund's investment adviser, and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to any taxes, interest, brokerage fees, extraordinary expenses and short sale dividend expenses) to those listed in "Net Expenses After Waivers" at least through February 28, 2005. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursement made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE
This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitation for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year       3 years      5 years      10 years
Institutional Class shares      $[  ]        $[  ]        $[  ]        $[  ]

MANAGEMENT

INVESTMENT ADVISER
Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Conshohocken, PA 19428, manages the investment of the Funds' assets and supervises the daily business affairs of the Funds. Subject to the supervision and direction of the Trustees, GMF also monitors the performance of the Funds' subadviser. GMF is authorized to select and place portfolio investments on behalf of the Fund; however, GMF does not intend to do so at this time. GMF was organized in 1999 and manages mutual fund assets. As of June 30, 2004, GMF and its U.S. affiliates had approximately $[ ] billion in assets under management of which $[ ] billion was managed by GMF.

The Funds pay GMF a management fee which is based on each Fund's average daily net assets. The annual management fee payable, expressed as a percentage of the NorthPointe Small Cap Growth Fund's average daily net assets and not taking into account any applicable waivers, is [ ]%. The annual management fee payable, expressed as a percentage of the NorthPointe Small Cap Value Fund's average daily net assets and not taking into account any applicable waivers, is [ ]%.

SUBADVISER
NorthPointe Capital, LLC ("NorthPointe"), 101 West Beaver Road, Suite 745, Troy, Michigan 48084 is the Funds' subadviser. Subject to the supervision of GMF and the Trustees, NorthPointe manages each Fund's assets in accordance with each Fund's investment objective and strategies. NorthPointe makes investment decisions for the Funds and, in connection with such investment decisions, places purchase and sell orders for securities. NorthPointe was organized in 1999 and also manages other Gartmore Funds, as well as institutional accounts.

Out of its management fee, GMF pays NorthPointe an annual subadvisory fee based on each Fund's average daily net assets, of [ ]% for the NorthPointe Small Cap Growth Fund and [ ]% for the NorthPointe Small Cap Value Fund.

PORTFOLIO MANAGERS--NORTHPOINTE SMALL CAP GROWTH FUND

Carl Wilk, senior portfolio manager, and Karl Knas, portfolio manager and senior equity analyst, are co-portfolio managers of the Fund.

Carl P. Wilk, CFP joined NorthPointe in April 2002. Prior to April 2002, Mr. Wilk was a Senior Portfolio Manager and Partner of Munder Capital Management and portfolio manager of the Munder MicroCap Equity Fund, as well as co-manager of the Munder Small Company Growth Fund. Mr. Wilk also managed the small company focus style for institutional and wrap accounts for Munder Capital Management. Mr. Wilk has over 17 years experience in managing micro and small capitalization securities.

Karl Knas, CPA, joined NorthPointe in March 2003. From August 2001 to March 2003, Mr. Knas worked for SoundView Technology Group as an equity research analyst., From February 2001 to August 2001, he was at Salomon Smith Barney as an equity research associate Prior to February 2001, he was in business development at Telution, a software company.

PAST PERFORMANCE OF THE SENIOR PORTFOLIO MANAGER

The following information is provided to illustrate the past performance of Carl Wilk, the Fund's senior portfolio manager, in managing accounts with substantially similar investment objectives, policies and strategies to those of the Fund. The investment results below represent the net historical performance of Mr. Wilk with respect to the NorthPointe small cap growth equity composite, while employed at NorthPointe since April 2002.

The composite uses a growth style of equity portfolio management with a market cap range similar to the Russell 2000 Growth Index and includes accounts with a minimum account size of $1 million.

Net Annualized Returns as of December 31, 2004

                                    NorthPointe Small Cap
                                    Growth Equity Composite          Russell 2000 Growth Index

1 year ending December 31, 2004     [  ]%                            [  ]%
Period since inception until
June 30, 2004*                      [  ]%                            [  ]%

*Inception April 1, 2002

The performance information about the composite has been included for comparison purposes, BUT THE PERFORMANCE REPRESENTED BY THE COMPOSITE IS SEPARATE AND DISTINCT FROM THE FUND. ITS PERFORMANCE DOES NOT GUARANTEE SIMILAR RESULTS FOR THE FUND AND SHOULD NOT BE VIEWED AS A SUBSTITUTE FOR THE FUND'S OWN PERFORMANCE.

Also included for comparison are performance figures for the Fund's benchmark, the Russell 2000 Growth Index. The Russell 2000 Growth Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000 Index, (the smallest 2,000 U.S. companies, based on market capitalization) with the higher price-to-book ratios and higher forecasted growth values. The securities found in the Russell 2000 Growth Index are similar, but not identical, to those in the Fund's portfolio, as well as those in the composite.

The performance of the composite may not be comparable to the performance of the Fund because of the following differences:

o   Brokerage commissions and dealer spreads
o   Expenses (including management fees)
o The size of the investment in a particular security in relation to the portfolio size
o The timing of purchases and sales (including the effect of market conditions at that time)
o   The timing of cash flows into the portfolio
o   The availability of cash for new investments

These performance results for the composite were calculated using a time-weighted monthly linked percentage return formula with appropriate adjustments for any cash flows. Performance results are shown "net" of investment management fees, which are lower than the total for each class of the Fund, and do not reflect the deduction of any sales charges which are applicable for the Class A, Class B and Class C shares of the Fund. If the Fund's higher expenses and any applicable sales charges were deducted, the performance of the composite would have been lower. All performance shown reflects trade execution costs and assumes the reinvestment of dividends and capital gains.

Percentage returns include portfolios under management that meet the following criteria: Full discretionary investment authority; under management for at least one full reporting period; and follow common investment strategies. The private accounts that are included in the data above are not subject to the same types of expenses as the Fund and are not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (the "1940 Act") or Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The performance results of the private accounts could have been adversely affected if the accounts had been regulated as investment companies under the federal tax and securities laws. In addition, differences in the U.S. Securities and Exchange Commission (the "SEC") and Association for Investment Management & Research ("AIMR") methodologies for calculating performance could result in different performance data for identical time periods.

PORTFOLIO MANAGERS--NORTHPOINTE SMALL CAP VALUE FUND
Jeffrey C. Petherick and Mary C. Champagne are co-portfolio managers of the Fund. Mr. Petherick and Ms. Champagne joined NorthPointe in January 2000 and currently co-manage several Gartmore Funds. Between June 1995 and December 1999, they co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund.

BUYING, SELLING AND EXCHANGING FUND SHARES

CHOOSING A SHARE CLASS

As noted in the Introduction, the Funds currently offer only the Institutional Class of shares. The NorthPointe Small Cap Growth Fund may, at some future date, offer different share classes to give investors different price and cost options.

The following information that does not pertain to the Institutional Class share is based on the assumption that the NorthPointe Small Cap Growth Fund, at some future date, will make some or all of the other share classes available to investors. Class A, Class B and Class C shares of the Fund are available to all investors; Class R, Institutional Service Class and Institutional Class shares are available to a limited group of investors.

The following sales charges will generally apply:

Front-end Sales Charge when you purchase:

o   Class A shares


Contingent Deferred Sales Charge (CDSC):(1)

o   Class B shares if you sell your shares within six years of purchase
o   Class C shares if you sell your shares within one year of purchase


No Sales Charges on Class R, Institutional Service Class or Institutional Class shares.

Sales charges are paid to the Fund's distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B, Class C and Class R shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers (or intermediaries) for distribution and shareholder services.

Qualifying broker-dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges, distribution and service fees (12b-1 fees) under the Trust's Distribution Plan and its other resources.

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide record keeping and/or other administrative support services to the beneficial owners of the Class A and Institutional Service Class shares. With respect to Class R shares, these administrative service fees are paid to intermediaries which provide record keeping and/or other administrative services to the retirement plans and their participants.

If you want lower annual fund expenses, Class A shares (and Institutional Service Class or Institutional Class shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of front end sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you are uncertain as to how long you may hold your shares, Class C shares may be right for you. The Fund reserves the right to reject an order of $100,000 or more for Class B shares or $1,000,000 or more for Class C shares.


(1) A CDSC of up to 1.00% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee has been paid if the redemption is made within 18 months of the purchase.

When choosing a share class, consider the following:

Class A shares                           Class B shares                                  Class C shares
---------------------------------------- ----------------------------------------------- --------------------------------------
Front-end sales charge means that a      No front-end sales charge, so your full         No front-end sales charge, so your
portion of your initial investment       investment immediately goes toward buying       full investment immediately goes
goes toward the sales charge, and is     shares                                          toward buying shares
not invested
---------------------------------------- ----------------------------------------------- --------------------------------------
Reductions and waivers of the sales      No reductions of the CDSC available, but        Like Class B shares, no reductions
charge are available                     waivers are available                           of the CDSC are available, but
                                                                                         waivers are available
---------------------------------------- ----------------------------------------------- --------------------------------------
Lower expenses than Class B and Class    Higher distribution and service fees than       Higher distribution and service fees
C shares mean higher dividends per       Class A shares mean higher fund expenses and    than Class A shares mean higher fund
share                                    lower dividends per share                       expenses and lower dividends per
                                                                                         share
---------------------------------------- ----------------------------------------------- --------------------------------------
Conversion features are not applicable   After seven years, Class B shares convert       Unlike Class B shares, Class C
                                         into Class A shares, which reduces your         shares do not automatically convert
                                         future fund expenses                            into another class
---------------------------------------- ----------------------------------------------- --------------------------------------
No sales charge when shares are sold     CDSC if shares are sold within six years:  5%   CDSC of 1% is applicable if shares
back to a Fund(1)                        in the first year, 4% in the second, 3% in      are sold in the first year after
                                         the third and fourth years, 2% in the fifth,    purchase
                                         and 1% in the sixth year
---------------------------------------- ----------------------------------------------- --------------------------------------
No maximum investment limit              Investments of $100,000 or more may be          Investments of $1,000,000 or more
                                         rejected                                        may be rejected(2)
---------------------------------------- ----------------------------------------------- --------------------------------------
Reductions and waivers of the sales      No reductions of the CDSC available, but        Like Class B shares, no reductions
charge are available                     waivers are available                           of the CDSC are available, but
                                                                                         waivers are available

(1) A CDSC of up to 1.00% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee has been paid if the redemption is made within 18 months of the purchase.

(2) This limit was calculated based on a one-year holding period.

For investors who are eligible to purchase Institutional Class and Institutional Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares.

HOW TO CHOOSE A CLASS FOR AN INSTITUTIONAL ACCOUNT

The Fund offers Institutional Service Class, Institutional Class and Class R shares. Descriptions of the entities and individuals that may purchase shares of each of these classes are included below.

WHO CAN BUY CLASS R SHARES

Class R shares are available for purchase by:

o 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to utilize Class R shares in certain investment products or programs.

    Class R shares are generally available to small and mid-sized retirement plans having at least $1 million in assets. Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Fund through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider.

    Class R shares are not available to retail retirement accounts or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or one-person Keogh plans, individual 403(b) plans, or through 529 Plan accounts.

WHO CAN BUY INSTITUTIONAL SERVICE CLASS SHARES

The Institutional Service Class shares are available for purchase only by the following:

    o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans
    o retirement plans for which third party administrators provide recordkeeping services and are compensated by the Fund for such services
    o a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
    o registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund for services it provides
    o life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to Section 401(a) of the Code.

WHO CAN BUY INSTITUTIONAL CLASS SHARES

The Institutional Class shares are available for purchase only by the following:

    o funds of funds offered by the Distributor or other affiliates of the Trust
    o retirement plans if no third party administrator for the plan receives compensation from the Fund
    o institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related retirement plans and rollover individual retirement accounts from such institutional advisory accounts
    o a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee
    o registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser derives compensation for its services exclusively from its clients for such advisory services
    o high net-worth individuals who invest directly with the Fund and who do not utilize a broker, investment adviser or other financial intermediary

If an institution or retirement plan has hired an intermediary, the intermediary can help determine which class is appropriate for that retirement plan or other institutional account if the account is eligible to invest in more than one class of shares. For example, if a retirement plan qualifies to purchase Class A, Institutional Class or Institutional Service Class shares of the Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class or Institutional Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer. An intermediary may receive different compensation depending upon which class is chosen.

BUYING SHARES

MINIMUM INVESTMENTS--CLASS A, B & C SHARES

To open an account $2,000
To open an IRA account $1,000
Additional investments $100
To start an Automatic Asset Accumulation
Plan $1,000
Additional Automatic Asset Accumulation
Plan per transaction $50

MINIMUM INVESTMENTS--INSTITUTIONAL SERVICE CLASS SHARES

To open an account $50,000
Additional investments None

MINIMUM INVESTMENTS FOR NORTHPOINTE SMALL CAP GROWTH FUND--INSTITUTIONAL CLASS SHARES

To open an account $1,000,000
Additional investments None

MINIMUM INVESTMENTS FOR NORTHPOINTE SMALL CAP VALUE FUND--INSTITUTIONAL CLASS SHARES

To open an account $1,000,000
Additional investments $50,000

If you purchase shares through an account at another intermediary, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. The Distributor reserves the right to waive the minimum investment amount under certain circumstances. Call 1-800-848-0920 for more information.

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets owned by a Fund, allocated to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at 4 p.m. Eastern Time, on each day the New York Stock Exchange is open for trading.

The Funds do not calculate NAV on the following days:

o   New Year's Day
o   Martin Luther King, Jr. Day
o   Presidents' Day
o   Good Friday
o   Memorial Day
o   Independence Day
o   Labor Day
o   Thanksgiving Day
o   Christmas Day
o   Other days when the New York Stock Exchange is not open.

To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of a Fund's investments may change on days when shares cannot be purchased or redeemed.

If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSACT"), as each Fund's administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV. Typically this will involve events occurring after the close of a foreign market on which a security trades and before the next calculation of each Fund's NAV.

The NorthPointe Small Cap Growth Fund, to the extent that it holds foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time the Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund's NAV is calculated, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

IN-KIND PURCHASES. Each Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for that Fund.

FRONT-END SALES CHARGE

CLASS A SHARES

The charts below show the applicable Class A shares front-end sales charges, which decrease as the amount of your investment increases.

--------------------------------- ------------------------------ ------------------------------- ------------------------------
CLASS A SHARES
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Amount of purchase                Sales Charge as % of           Dealer Commission as % of       Amount Invested
                                  Offering Price                 Offering Price                  (approximately)
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Less than $50,000                             5.75%                           6.10%                          5.00%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
$50,000 to $99,999                            4.75                            4.99                           4.00
--------------------------------- ------------------------------ ------------------------------- ------------------------------
$100,000 to $249,999                          3.50                            3.63                           3.00
--------------------------------- ------------------------------ ------------------------------- ------------------------------
$250,000 to $499,999                          2.50                            2.56                           2.00
--------------------------------- ------------------------------ ------------------------------- ------------------------------
$500,000 to $999,999                          2.00                            2.04                           1.75
--------------------------------- ------------------------------ ------------------------------- ------------------------------
$1 million or more*                           None                            None                           None*
--------------------------------- ------------------------------ ------------------------------- ------------------------------

* Dealer may be eligible for a finder's fee as described below.

YOU MAY QUALIFY FOR A REDUCED CLASS A SALES CHARGE IF YOU OWN OR ARE PURCHASING SHARES OF THE FUND. YOU MAY ALSO QUALIFY FOR A WAIVER OF THE CLASS A SALES CHARGES. TO RECEIVE THE REDUCED OR WAIVED SALES CHARGE, YOU MUST INFORM CUSTOMER SERVICE OR YOUR BROKER OR OTHER INTERMEDIARY AT THE TIME OF YOUR PURCHASE THAT YOU QUALIFY FOR SUCH A REDUCTION OR WAIVER. IF YOU DO NOT INFORM CUSTOMER SERVICE OR YOUR INTERMEDIARY THAT YOU ARE ELIGIBLE FOR A REDUCED OR WAIVED SALES CHARGE, YOU MAY NOT RECEIVE THE DISCOUNT OR WAIVER THAT YOU ARE ENTITLED TO. YOU MAY HAVE TO PRODUCE EVIDENCE THAT YOU QUALIFY FOR A REDUCED SALES CHARGE OR WAIVER BEFORE YOU WILL RECEIVE IT.

See "Reduction of Class A sales charges" and "Waiver of Class A sales charges" below and "Reduction of Class A sales charges" and "Net Asset Value Purchase Privilege (Class A shares only)" in the SAI for more information.

CLASS A PURCHASES NOT SUBJECT TO A SALES CHARGE
There are no front-end sales charges for purchases of Class A shares of the Fund of $1 million or more. You can purchase $1 million or more in Class A shares of one or more funds (the "Gartmore Funds") offered by the Trust and Gartmore Mutual Funds II, Inc. (including the Fund and Gartmore Focus Fund) at one time, or you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 1.00% if you redeem any Class A share sold without a sales charge and for which a finder's fee was paid within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 1.00% on investments made in Class A shares of the Fund with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

If you are eligible to purchase Institutional Service Class or Institutional Class shares, purchasing that class of shares will be preferable to purchasing Class A shares.

REDUCTION OF A CLASS A SALES CHARGES
Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

o An increase in the amount of your investment. The sales charges tables show how the sales charge decreases as the amount of your investment increases.
o Rights of Accumulation. You and members of your family who live at the same address can combine the current value of your Class A investments in the Gartmore Funds (except shares of the Gartmore Money Market Fund), possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be combined.
o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance companies to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
o No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
o Letter of Intent Discount. If you state in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (excluding the Gartmore Money Market Fund), your sales charge will be based on the total amount you intend to invest as disclosed in the sales charges tables. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. However, if you do not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit you received will be liquidated to pay the additional sales charge owed. Call 1-800-848-0920 for more information.

WAIVER OF CLASS A SALES CHARGES
The Class A sales charges will be waived for the following purchasers:
Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.

o Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker- dealer having a dealer/selling agreement with the Distributor.
o   Any person who pays for the shares with the proceeds of the
o Sales of Class D shares of a Gartmore Fund if the new Gartmore Fund purchased does not have Class D shares and Class A shares are purchased instead. To qualify for this specific sales charge waiver, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver).
o   Retirement plans
o Trustees and retired Trustees of the Trust, Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. (including their predecessors).
o Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies.
o   Any investment advisory clients of GMF, GSACT and their affiliates.
o Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Delaware Farm Bureau, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, West Virginia Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.).

o   Any endowment or non-profit organization.
o Any life insurance company separate account registered as a unit investment trust.
o Any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees.
o Any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund.

Additional information regarding investors eligible for sales charge waivers may be found in the SAI.

CONVERSION OF CLASS B SHARES
After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower Rule 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same.

HOW TO PLACE YOUR PURCHASE ORDER
YOUR ORDER MUST BE RECEIVED BY THE FUNDS' AGENT IN COLUMBUS, OHIO OR AN AUTHORIZED INTERMEDIARY PRIOR TO THE CALCULATION OF A FUND'S NAV TO RECEIVE THAT NAV. TRANSACTIONS IN FUND SHARES WILL ONLY OCCUR ON DAYS THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING.

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Retirement plan participants should contact their retirement plan administrator regarding buying Fund shares. Retirement plans or their administrators wishing to purchase shares of the Fund should contact Customer Service at 1-800-848-0920 for more information.
Eligible entities wishing to purchase Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY MAIL. Complete and mail the application with a check made payable to:
Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks, travelers checks or money orders.

BY BANK WIRE. You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 and the wire must be received by the custodian bank prior to the calculation of each Fund's NAV (generally as of 4 p.m. Eastern Time) or your order will be placed on the next business day. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice-response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download each Fund's prospectus or receive information on all of the Gartmore Funds, as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized intermediary as described in this prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such an intermediary, your order will be priced at the NAV next determined after your intermediary or its agent accepts the order. Contact your intermediary to determine whether it has an established relationship with the Distributor.

SELLING SHARES

CALL OUT BOX:
Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Fund may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a medallion signature guarantee.

YOU CAN SELL OR, IN OTHER WORDS, REDEEM YOUR SHARES OF THE FUNDS AT ANY TIME, SUBJECT TO CERTAIN RESTRICTIONS DESCRIBED BELOW. THE PRICE YOU WILL RECEIVE WHEN YOU SELL YOUR SHARES WILL BE THE NAV (LESS ANY APPLICABLE SALES CHARGES) NEXT DETERMINED AFTER THE APPLICABLE FUND RECEIVES YOUR PROPERLY COMPLETED ORDER TO SELL IN ITS AGENT'S OFFICES IN COLUMBUS, OHIO OR AN AUTHORIZED INTERMEDIARY OF THE FUNDS RECEIVES YOUR ORDER. THE FUNDS' SUBTRANSFER AGENT IS OPEN FROM 8 A.M. TO 9 P.M. EASTERN TIME, FOR PURCHASE AND REDEMPTION ORDERS ON EACH DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING. TRANSACTIONS IN FUND SHARES WILL ONLY OCCUR ON DAYS THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING. THE VALUE OF THE SHARES YOU SELL MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL PURCHASE PRICE DEPENDING UPON THE MARKET VALUE OF THE FUNDS' INVESTMENTS AT THE TIME OF THE SALE.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

The Funds may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Funds.

Under extraordinary circumstances, the Funds may elect to honor your redemption request by transferring some of the securities held by the Funds directly to you in a redemption in-kind.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of the Funds. Affiliated persons of the Funds include shareholders who are affiliates of the Funds' investment adviser and shareholders of each Fund owning 5% or more of the outstanding shares of that particular Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of each Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

For more information about the Funds' ability to make such a redemption in-kind, see the SAI.

RESTRICTIONS ON SALES
You may not be able to sell your shares of the Funds or the Funds may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

MEDALLION SIGNATURE GUARANTEE--CLASS A, CLASS B AND CLASS C SHARES
A medallion signature guarantee is required under the following circumstances:

o   if your account address has changed within the last 10 business days, or
o if the redemption check is made payable to anyone other than the registered shareholder, or
o if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
o if the proceeds are mailed to any address other than the address of record, or
o if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a medallion signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES The CDSC for a particular class of shares (as described below) is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

CLASS B SHARES
You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:

----------------- --------------- --------------- -------------- --------------- --------------- -------------- ---------------
                                                                                                                  7 years or
Sale within           1 year         2 years         3 years        4 years         5 years         6 years           more
----------------- --------------- --------------- -------------- --------------- --------------- -------------- ---------------
Sales charge            5%              4%             3%              3%              2%             1%              0%
----------------- --------------- --------------- -------------- --------------- --------------- -------------- ---------------

CLASS A SHARES
Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Fund (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

------------------------------------------- ----------------------------------------- -----------------------------------------
Amount of                                                  $1 million                               $25 million
Purchase                                                 to $24,999,999                               or more
------------------------------------------- ----------------------------------------- -----------------------------------------
Amount of CDSC                                               0.50%                                     0.25%
------------------------------------------- ----------------------------------------- -----------------------------------------

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Fund is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

CLASS C SHARES
With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

WAIVERS OF CDSCS
We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Fund will deposit into your account an amount equal to any CDSC on Class B or Class C shares you paid. We will also waive the CDSC on Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from traditional IRA accounts after age 70 1/2 years and for other required distributions from retirement accounts. For more information, see the SAI.

The CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company.

HOW TO PLACE YOUR SALE ORDER
You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A medallion signature guarantee may be required under certain circumstances. Please refer to the section entitled "Medallion Signature Guarantee-Class A, Class B and Class C shares." Retirement plan participants should contact their retirement plan administrators regarding selling Fund shares. Retirement plans or their administrators wishing to sell shares of the Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to sell Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for information regarding such sales.

BY TELEPHONE. Calling 1-800-848-0920 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Fund will use procedures to confirm that telephone instructions are genuine. If the Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Fund may record telephone instructions to sell shares. The Fund reserves the right to revoke this telephone privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

CAPITAL GAINS TAXES
If you sell Fund shares, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes - Selling and Exchanging Fund Shares" on page 00.


BY BANK WIRE. The Funds can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed, which generally means two business days after you submit your order to sell. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been processed by the Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the Funds written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on the website, www.gartmorefunds.com. Your sale of shares will generally be processed on the business day following the day the Fund receives your signed letter or fax. The Funds reserve the right to require the original document if you fax your letter.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of the Gartmore Funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to redeem Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such an intermediary, your redemption order will be priced at the NAV next determined after your order has been accepted by your intermediary or its agent. Your broker or financial intermediary may charge a fee for this service.

ACCOUNTS WITH LOW BALANCES--CLASS A, CLASS B AND CLASS C SHARES
If the value of your Class A, Class B or Class C shares of the Fund falls below $2000 ($1000 for IRA accounts), we will generally charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts; however, under some circumstances, we will waive the quarterly fee. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION PLAN
In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION AND SERVICE FEES
Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Fund pay the Distributor compensation which is accrued daily and paid monthly. The Fund pays amounts not exceeding an annual amount of:

----------------------- --------------------------------------------------------
Fund/Class              As a % of daily net assets
----------------------- --------------------------------------------------------
Class A shares          0.25% (distribution or service fee)
----------------------- --------------------------------------------------------
Class B shares          1.00% (0.25% service fee)
----------------------- --------------------------------------------------------
Class C shares          1.00% (0.25% service fee)
----------------------- --------------------------------------------------------
Class R shares          0.50% (0.25% of which may be either a distribution or
                        service fee)
----------------------- --------------------------------------------------------

Institutional Class and Institutional Service Class shares pay no Rule 12b-1 fees.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING SHARES
You can exchange the shares you own for shares of another fund within Gartmore Funds (except any other Gartmore Fund or class not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of the Fund for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class C shares of another fund within the Gartmore Funds.

Generally, there is no sales charge for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of the Fund that are subject to a CDSC into another fund within Gartmore Funds and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund purchased for more information).

If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund. Exchanges into the Prime Shares of the Gartmore Money Market Fund are only permitted from Class A, Class B, Class C and Institutional Service Class shares of the Fund. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the CDSC that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

Because Class R shares of the Fund are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

CAPITAL GAINS TAXES
Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, you may have capital gains, which are subject to federal and/or state income taxes. For more information, see "Distribution and Taxes-Selling and Exchanging Fund Shares" on page 00.

HOW TO PLACE YOUR EXCHANGE ORDER
You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 00 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will generally be processed on the business day following the day the Fund receives your signed letter or fax. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic telephone privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE EXCHANGE ACTIVITY

EXCESSIVE TRADING
Short-term or excessive trading, often described as "market timing," is discouraged in the Gartmore Funds. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) can disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect fund performance. A Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets a Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. Each Fund has broad authority to take discretionary action against market timers and against particular trades.

In general:

o Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV, and
o Redemption and exchange fees are imposed on certain Gartmore Funds. For those Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REVOKED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

REDEMPTION AND EXCHANGE FEES

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than the minimum holding period listed below:

                              FUND                  REDEMPTION/EXCHANGE FEE    MINIMUM HOLDING PERIOD (DAYS)
Gartmore China Opportunities Fund                            2.00%                           90
Gartmore Emerging Markets Fund                               2.00%                           90
Gartmore Global Financial Services Fund                      2.00%                           90
Gartmore Global Health Sciences Fund                         2.00%                           90
Gartmore Global Natural Resources Fund                       2.00%                           90
Gartmore Global Technology and Communications Fund           2.00%                           90
Gartmore Global Utilities Fund                               2.00%                           90
Gartmore International Growth Fund                           2.00%                           90
Gartmore Micro Cap Equity Fund                               2.00%                           90
Gartmore Mid Cap Growth Fund                                 2.00%                           90
Gartmore Mid Cap Growth Leaders Fund                         2.00%                           90
Gartmore Small Cap Fund                                      2.00%                           90
Gartmore Small Cap Growth Fund                               2.00%                           90
Gartmore U.S. Growth Leaders Long-Short Fund                 2.00%                           90
Gartmore Value Opportunities Fund                            2.00%                           90
Gartmore Worldwide Leaders Fund                              2.00%                           90
Gartmore Focus Fund                                          2.00%                           30
Gartmore Growth Fund                                         2.00%                           30
Gartmore Large Cap Value Fund                                2.00%                           30
Gartmore Nationwide Fund                                     2.00%                           30
Gartmore Nationwide Leaders Fund                             2.00%                           30
Gartmore U.S. Growth Leaders Fund                            2.00%                           30
Gartmore High Yield Bond Fund                                2.00%                            5
Gartmore Bond Fund                                           2.00%                            5
Gartmore Tax-Free Fund                                       2.00%                            5
Gartmore Government Bond Fund                                2.00%                            5
Gartmore S&P 500 Index Fund                                  2.00%                            5
Gartmore International Index Fund                            2.00%                            5
Gartmore Mid Cap Market Index Fund                           2.00%                            5
Gartmore Small Cap Index Fund                                2.00%                            5
Gartmore Bond Index Fund                                     2.00%                            5
Gartmore Convertible Fund                                    2.00%                            5

The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first.

EXCEPTIONS TO THE REDEMPTION AND EXCHANGE FEE. Only certain intermediaries have agreed to collect from their customer's accounts the Fund's exchange fee. In addition, the exchange fee does not apply to certain types of accounts held through intermediaries, including:

o   Certain broker wrap fee and other fee-based programs
o Certain omnibus accounts where the omnibus account holder does not have the capability to impose an exchange fee on its underlying customers' accounts; and
o Certain intermediaries that do not or can not report to the Fund sufficient information to impose an exchange fee on their customers' accounts.


To the extent that an exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders may bear the expense of such frequent trading.

In addition, the redemption or exchange fee does not apply to:

o   Shares exchanged under regularly scheduled withdrawal plans
o   Shares purchased through reinvested dividends or capital gains
o Shares exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder provided the shareholder's death or determination of disability and subsequent sale or exchange occurred within the 90-day (or 30-day) period the fee is active.
o Shares exchanged from retirement accounts within 30 days of an automatic payroll deduction

ADDITIONAL SHAREHOLDER SERVICES
Shareholders are entitled to a wide variety of services by contacting:

GARTMORE FUNDS 1-800-848-0920

Our automated voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are also available to answer questions between 8 a.m. and 9 p.m. Eastern Time (Monday through Friday).

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

o   Name;
o   Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

DISTRIBUTIONS AND TAXES
The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS OF INCOME DIVIDENDS
Each quarter, the Funds distribute any available income dividends to shareholders. Income dividends are taxable at either ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax sea- son each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For individuals, a portion of the income dividends paid to you may be qualified dividends eligible for taxation at long-term capital gain rates. For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS OF CAPITAL GAINS
Capital gains, if any, realized by the Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short- term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains realized after May 5, 2003 are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

"BUYING A DIVIDEND"
If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

CHANGING YOUR DISTRIBUTION OPTION
If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

REINVESTING DISTRIBUTIONS
All income and capital gains distributions will be reinvested in shares of the Funds. If you are a taxable investor, you will be subject to tax on reinvested distributions. You may request in writing a payment in cash if distributions are in excess of $5.

BACKUP WITHHOLDING
You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs the Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS
When you use the fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the fund generally are not currently subject to federal income taxes. In general, these entities are governed by complex tax rules. You should ask your own tax adviser or plan administrator for more information about your own tax situation, including possible state or local taxes.

SELLING AND EXCHANGING FUND SHARES
When you sell your shares in the Funds, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares after May 5, 2003 will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

OTHER TAX INFORMATION
Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non- U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors. No performance information is provided for NorthPointe Small Cap Growth Fund because it has not completed one full year of operations as of the date of this prospectus.



INSERT FINANCIAL HIGHLIGHTS TABLE FOR NORTHPOINTE SMALL CAP VALUE FUND HERE

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this Prospectus)
o Annual Report (which contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance)
o   Semi-Annual Report

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

BY OVERNIGHT MAIL:

Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205

FOR 24-HOUR ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. - 9 p.m. Eastern Time, Monday through Friday.

Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

o   Securities and Exchange Commission

o   Public Reference Section
    Washington, D.C. 20549-0102

(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

GG-XXXX 2/05

                                     Part C

Part C has been filed with Post-Effective Amendment No. 70 on December 30, 2004 and is incorporated herein by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Mutual Funds has duly caused this Post-Effective Amendment No. 71 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this fifth day of January, 2005.

                                         GARTMORE MUTUAL FUNDS

                                         By: /s/ James Bernstein
                                         ------------------------------------
                                         James Bernstein, Assistant Secretary

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 71 TO THE REGISTRATION STATEMENT OF GARTMORE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE FIFTH DAY OF JANUARY, 2005.


Signature & Title
-----------------

Principal Executive Officer

PAUL J. HONDROS*
-------------------------------------
Paul J. Hondros, Trustee and Chairman

Principal Accounting and Financial Officer

GERALD J. HOLLAND*
-------------------------------------
Gerald J. Holland, Treasurer

CHARLES E. ALLEN*
-------------------------------------
Charles E. Allen, Trustee

MICHAEL J. BARESICH*
-------------------------------------
Michael J. Baresich, Trustee

PAULA H.J. CHOLMONDELEY*
-------------------------------------
Paula H.J. Cholmondeley, Trustee

C. BRENT DEVORE*
-------------------------------------
C. Brent Devore, Trustee

ROBERT M. DUNCAN*
-------------------------------------
Robert M. Duncan, Trustee

BARBARA L. HENNIGAR*
-------------------------------------
Barbara L. Hennigar, Trustee

THOMAS J. KERR, IV*
-------------------------------------
Thomas J. Kerr, IV, Trustee

DOUGLAS F. KRIDLER*
-------------------------------------
Douglas F. Kridler, Trustee

ARDEN L. SHISLER*
-------------------------------------
Arden L. Shisler, Trustee

DAVID C. WETMORE*
-------------------------------------
David C. Wetmore, Trustee


*BY: /s/ James Bernstein
     ---------------------------------
     James Bernstein, Attorney-In Fact